CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details) - USD ($)			12 Months Ended
		Oct. 22, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss recognised in profit or loss, goodwill			$ 0	$ 0	$ 0
Allowance for impairment of tax credits, net of recoveries			48,000	1,586,000
Impairment loss recognised in profit or loss (note 4.12)			$ 306,000	4,708,000	0
Disclosure of subsidiaries [line items]
Growth rate used to extrapolate cash flow projections			3.00%
Intangible assets			$ 11,778,000	11,365,000
Impairment of internally generated intangible assets	[1]		(306,000)	$ (4,708,000)	0
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		33.27%		33.27%
Internally generated
Disclosure of subsidiaries [line items]
Intangible assets			$ 7,855,000	$ 6,395,000
Goodwill
Disclosure of subsidiaries [line items]
Explanation of period over which management has projected cash flows			5 years
Growth rate used to extrapolate cash flow projections			20.00%
Discount rate applied to cash flow projections			16.94%
Trade receivables
Disclosure of subsidiaries [line items]
Additions			$ (3,421,000)	5,000	(928,000)
Customer relationships
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss recognised in profit or loss (note 4.12)			0		$ 0
Disclosure of subsidiaries [line items]
Intangible assets			$ 1,000,000	$ 1,309,000

[1]	Includes an impairment of intangibles assets of 306 (note 4.7) and 4,708 (note 4.11) for 2018 and 2017, respectively.